United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-21622

Thrivent Cash Management Trust
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Cash Management Trust
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026

Item 1. Report to Stockholders

(a)           A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is filed herewith.

(b)           Not applicable.

Thrivent Cash Management Trust

Semi-Annual Shareholder Report - April 30, 2026

This semi-annual shareholder report contains important information about the Thrivent Cash Management Trust (the Fund) for the six months ended April 30, 2026.You can find additional information about the Fund at www.thriventcmt.com/prospectus. You can also request this information by contacting us at 800-847-4836.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Type	Cost of a $10K Investment	Cost Paid as a % of a $10K Investment
Fund	$3	0.05%Footnote Reference**
Footnote	Description
Footnote**	Computed on an annualized basis for periods less than one year.

Fund Statistics

Table Summary
Total Net Assets	# of Portfolio Holdings	Advisory Fees Paid
$410,096,277	72	$88,775

What did the Fund invest in?

Portfolio Composition (% of Portfolio)

Table Summary
Value	Value
U.S. Government Agency Debt (if categorized as coupon-paying notes)	34.8%
U.S. Treasury Debt	31.7%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)	15.3%
Investment Company	10.2%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash	8.0%

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

Certain additional fund information is available on the Fund's website, including the Fund's prospectus, financial information, holdings, and proxy voting information.

Important data provider notices and terms available at www.thriventfunds.com/privacy-and-security/index-provider-notices.html

Item 2. Code of Ethics

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants

(a)        Not applicable.

(b)        Not applicable.

Item 6. Investments

(a)          Registrant’s Schedules of Investments are included in the financial statements filed under Item 7 of this Form N-CSR.

(b)           Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

The registrant’s unaudited financial statements and financial highlights as of the end of the period covered by this report are included in this Form N-CSR.
Financial Statements and Additional
Information
April 30, 2026
Thrivent Cash Management Trust

Table of Contents
Schedule of Investments 2
Statement of Assets and Liabilities 4
Statement of Operations 5
Statement of Changes in Net Assets 6
Notes to Financial Statements 7
Financial Highlights 12
Change in and Disagreement with Accountants (Item 8) 14
Proxy Disclosures (Item 9) 15
Remuneration Paid to Directors, Officers, and Others (Item 10) 16
Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11) 17

Thrivent Cash Management Trust
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company 10.6%
a
Value
BlackRock Liquidity FedFund
$ 10,000 3.543%  $ 10,000
Dreyfus Government Cash
Management Fund
10,000 3.535%  10,000
Goldman Sachs Financial Square
Funds - Government Fund
10,000 3.555%  10,000
Morgan Stanley Institutional
Liquidity Funds - Government
Portfolio
10,000 3.569%  10,000
State Street Institutional U.S.
Government Money Market Fund
43,280,000 3.596%  43,280,000
Total 43,320,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes) 36.1%
a
Value
Federal Agricultural Mortgage
Corporation
5,000,000
3.730% (SOFRRATE +
0.100%), 8/14/2026
b
5,000,073
2,500,000
3.790% (SOFRRATE +
0.160%), 8/18/2027
b
2,500,000
3,000,000
3.990% (FEDL 1M + 0.350%),
9/21/2027
b
3,004,082
1,750,000
3.760% (SOFRRATE +
0.130%), 2/10/2028
b
1,750,000
Federal Farm Credit Bank
5,000,000
3.725% (FEDL 1M + 0.085%),
5/7/2026
b
5,000,000
5,650,000
3.625% (SOFRRATE +
-0.005%), 6/4/2026
b
5,650,000
2,000,000
3.715% (FEDL 1M + 0.075%),
8/11/2026
b
2,000,000
5,000,000
3.700% (SOFRRATE +
0.070%), 10/13/2026
b
5,000,000
5,000,000
3.700% (SOFRRATE +
0.070%), 10/21/2026
b
5,000,000
5,000,000
3.695% (SOFRRATE +
0.065%), 11/27/2026
b
5,000,000
5,000,000
3.770% (SOFRRATE +
0.140%), 12/2/2026
b
5,000,000
1,000,000
3.715% (SOFRRATE +
0.085%), 1/27/2027
b
1,000,000
5,000,000
3.730% (SOFRRATE +
0.100%), 4/6/2027
b
5,000,000
1,000,000
3.800% (FEDL 1M + 0.160%),
9/10/2027
b
1,000,000
2,500,000
3.820% (FEDL 1M + 0.180%),
9/23/2027
b
2,502,019
2,000,000
3.755% (SOFRRATE +
0.125%), 11/3/2027
b
2,000,000
1,460,000
3.700% (SOFRRATE +
0.070%), 12/13/2027
b
1,460,000
Federal Home Loan Bank
2,500,000
3.635% (SOFRRATE +
0.005%), 5/26/2026
b
2,500,000
3,000,000
3.630% (SOFRRATE FLAT),
6/10/2026
b
3,000,000
10,000,000
3.635% (SOFRRATE +
0.005%), 6/22/2026
b
10,000,000
3,800,000
3.630% (SOFRRATE FLAT),
7/10/2026
b
3,800,000
Principal
Amount
U.S. Government Agency Debt
(if categorized as coupon-paying
notes)  36.1%
a
Value
$ 15,000,000
3.635% (SOFRRATE +
0.005%), 7/15/2026
b
$ 15,000,000
5,000,000
3.680% (SOFRRATE +
0.050%), 7/20/2026
b
5,000,000
11,400,000
3.635% (SOFRRATE +
0.005%), 8/3/2026
b
11,399,839
5,000,000
3.715% (SOFRRATE +
0.085%), 11/6/2026
b
5,000,000
2,000,000
3.760% (SOFRRATE +
0.130%), 12/8/2027
b
2,000,000
Federal Home Loan Mortgage
Corporation
5,000,000
3.725% (SOFRRATE +
0.095%), 5/5/2027
b
5,000,000
2,500,000
3.770% (SOFRRATE +
0.140%), 9/22/2027
b
2,500,000
Federal National Mortgage
Association
550,000
3.770% (SOFRRATE +
0.140%), 11/20/2026
b
550,290
U.S. International Development
Finance Corporation
524,000
3.820% (T-BILL 3M FLAT),
5/7/2026
b
524,000
3,858,491
3.820% (T-BILL 3M FLAT),
5/7/2026
b
3,858,491
6,623,931
3.820% (T-BILL 3M FLAT),
5/7/2026
b
6,623,931
2,494,750
3.820% (T-BILL 3M FLAT),
5/7/2026
b
2,494,750
2,494,750
3.820% (T-BILL 3M + 8.150%),
5/7/2026
b
2,494,750
3,492,650
3.820% (T-BILL 3M FLAT),
5/7/2026
b
3,492,650
3,492,650
3.820% (T-BILL 3M FLAT),
5/7/2026
b
3,492,650
1,000,000 3.900% , 1/24/2027 1,009,960
350,000 3.880% , 4/23/2027 350,289
Total 147,957,774
Principal
Amount
U.S. Government Agency Debt
(if categorized as no-coupon
discount notes) 15.8%
a
Value
Federal Agricultural Mortgage
Corporation
10,000,000 3.640% , 5/8/2026 9,992,922
2,779,000 3.630% , 5/14/2026 2,775,357
Federal Farm Credit Bank
3,030,000 3.640% , 5/26/2026 3,022,341
1,125,000 3.600% , 7/8/2026 1,117,350
Federal Home Loan Bank
18,000,000 3.619% , 5/1/2026 18,000,000
3,400,000 3.635% , 5/15/2026 3,395,194
5,825,000 3.640% , 5/22/2026 5,812,632
570,000 3.630% , 5/26/2026 568,563
1,400,000 3.635% , 6/10/2026 1,394,346
6,900,000 3.625% , 6/12/2026 6,870,819
3,900,000 3.635% , 6/24/2026 3,878,735
2,000,000 3.640% , 6/25/2026 1,988,878
5,000,000 3.650% , 7/6/2026 4,966,542
900,000 3.635% , 7/15/2026 893,184
400,000 3.650% , 9/9/2026 394,687
Total 65,071,550

Thrivent Cash Management Trust
Schedule of Investments as of April 30, 2026
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount U.S. Treasury Debt 32.9%
a
Value
U.S. Treasury Bills
$ 1,900,000 3.596% , 5/5/2026 $ 1,899,241
15,000,000 3.602% , 5/26/2026 14,962,479
10,000,000 3.631% , 5/28/2026 9,972,769
10,000,000 3.610% , 6/11/2026 9,958,892
20,000,000 3.621% , 6/16/2026 19,907,463
10,000,000 3.607% , 6/23/2026 9,946,897
15,000,000 3.608% , 6/25/2026 14,917,317
15,000,000 3.605% , 6/30/2026
c
14,915,883
12,500,000 3.605% , 8/25/2026 12,354,785
U.S. Treasury Notes
20,800,000 0.875% , 6/30/2026 20,703,980
4,370,000 4.125% , 10/31/2026 4,378,879
United States Treasury Strip
Coupon
550,000 0.000% , 10/15/2026 540,630
481,000 0.000% , 10/15/2026 472,805
Total 134,932,020
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash 8.3%
a
Value
RBC Dominion Securities
34,000,000 3.620% , 5/1/2026
d
34,000,000
Total 34,000,000
Total Investments (at amortized
cost) 103.7% $425,281,344
Other Assets and Liabilities,
Net (3.7)% (15,185,067)
Total Net Assets 100.0% $410,096,277
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
April 30, 2026. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated April 30, 2026, $34,003,419
maturing May 1, 2026, collateralized by $34,683,550 U.S.
Treasuries (including strips), 0.875%-4.625%, due June 15,
2027 - August 15, 2052.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Cost for federal income tax purposes $ 425,281,344
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2026, in valuing Cash Management Trust's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 43,320,000 43,320,000 – –
U.S. Government Agency Debt (if
categorized as coupon-paying
notes) 147,957,774 – 147,957,774 –
U.S. Government Agency Debt (if
categorized as no-coupon
discount notes) 65,071,550 – 65,071,550 –
U.S. Treasury Debt 134,932,020 – 134,932,020 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 34,000,000 – 34,000,000 –
Total Investments at Amortized Cost $425,281,344 $43,320,000 $381,961,344 $–

Thrivent Cash Management Trust
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2026 (unaudited)
Cash
Management
Trust
Assets
Investments in unaffiliated securities at cost $425,281,344
Investments in affiliated securities at cost $—
Investments in unaffiliated securities at value 425,281,344
*
Cash 114
Dividends and interest receivable 1,136,894
Prepaid expenses 335
Prepaid trustee fees 1,465
Receivable for:
Expense reimbursements 2,562
Total Assets 426,422,714
Liabilities
Distributions payable 1,381,660
Accrued expenses 25,486
Payable for:
Investments purchased on a delayed-delivery basis 14,915,883
Investment advisory fees 3,408
Total Liabilities 16,326,437
Net Assets
Capital stock (beneficial interest) 409,958,113
Distributable earnings/(accumulated loss) 138,164
Total Net Assets $410,096,277
Shares of beneficial interest outstanding 409,958,113
Net asset value per share $1.00
* Securities held by this Trust are valued on the basis of amortized cost, which approximates fair value.

Thrivent Cash Management Trust
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2026 (unaudited)
Cash
Management
Trust
Investment Income
Dividends $1,741,085
Interest 5,703,803
Total Investment Income 7,444,888
Expenses
Adviser fees 88,775
Administrative service fees 50,000
Audit and legal fees 20,724
Custody fees 10,002
Insurance expenses 2,049
Transfer agent fees 2,500
Trustees' fees 5,460
Pricing service fees 2,773
Other expenses 7,687
Total Expenses Before Reimbursement 189,970
Less:
Reimbursement from adviser (91,331)
Total Net Expenses 98,639
Net Investment Income/(Loss) 7,346,249
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 22,663
Net Realized and Unrealized Gains/(Losses) 22,663
Net Increase/(Decrease) in Net Assets Resulting
From Operations $7,368,912

Thrivent Cash Management Trust
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Cash Management Trust
For the periods ended
4/30/2026
(unaudited) 10/31/2025
Operations
Net investment income/(loss) $7,346,249 $20,367,892
Net realized gains/(losses) 22,663 51,103
Net Change in Net Assets Resulting From Operations
7,368,912 20,418,995
Distributions to Shareholders
From net investment income/net realized gains (7,346,248) (20,367,893)
Total Distributions to Shareholders
(7,346,248) (20,367,893)
Capital Stock Transactions
Sold 4,298,358,934 8,113,006,960
Redeemed (4,402,881,510) (8,041,839,898)
Total Capital Stock Transactions (104,522,576) 71,167,062
Net Increase/(Decrease) in Net Assets (104,499,912) 71,218,164
Net Assets, Beginning of Period 514,596,189 443,378,025
Net Assets, End of Period $410,096,277 $514,596,189
Capital Stock Share Transactions
Sold 4,298,358,934 8,113,006,960
Redeemed (4,402,881,510) (8,041,839,898)
Total Capital Stock Share Transactions
(104,522,576) 71,167,062

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2026
(unaudited)

(1) ORGANIZATION
Thrivent Cash Management Trust (the "Trust") was organized as a
Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the
Investment Company Act of 1940. The Trust is established solely for investment by other Thrivent entities. The Trust serves as an investment vehicle for cash collateral posted in exchange for loaned securities of mutual funds sponsored by Thrivent Financial for Lutherans, the Trust’s investment adviser (“Thrivent” or the
“Adviser”), and its affiliates. The Trust has entered into a Securities
Lending Agreement with Goldman Sachs Bank USA doing business as Goldman Sachs Agency Lending ("GSAL"). GSAL serves as
the lending agent to this securities lending program. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value (if any) as the Trustees may determine from time to time.
The Trust is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standards
Board ("FASB") Accounting Standards Codification Topic 946 –
Financial Services – Investment Companies.
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities are valued on the basis
of amortized cost (which approximates fair value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Investments in open-ended mutual funds are valued
at their net asset value at the close of each business day or fair valued pursuant to our valuation procedures if net asset value at the close of business day is not readily available.  The Adviser follows procedures designed to help maintain a constant net asset value of
$1.00 per share.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Trust's investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities; typically categorized in this level are U.S. equity securities, futures and options.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; typically categorized in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments.
Federal Income Taxes
— No provision has been made for
income taxes because The Trust’s policy is to qualify as a regulated investment company under the Internal Revenue Code and
distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of The Trust to distribute an amount sufficient to avoid imposition of any federal excise tax. The Trust, accordingly, anticipates paying no federal taxes and no federal tax provision was recorded.
GAAP requires management of the Trust (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Trust include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Trust's federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period.  State returns may be subject to examination for an additional year depending on the jurisdiction.
The Trust has no examinations in progress and none are expected at this time.
As of April 30, 2026, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Trust’s tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Expenses and Income
— Estimated expenses are accrued
daily.  The Trust is charged for those expenses that are directly attributable to it. Expenses that are not directly attributable to the Trust are allocated among all appropriate affiliated mutual funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Interest income is recorded daily on all debt securities, as is accretion of market discount, original issue discount and amortization of premium.

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2026
(unaudited)

Dividend income and capital gain distributions are recorded on the ex-dividend date.  Non-cash income, if any, is recorded at the fair market value of the securities received.
Distributions to Shareholders
— Net investment income is
distributed to each shareholder as a dividend. Dividends from the
Trust are declared daily and distributed monthly. Distributions from net long-term capital gains, if any, will be made at least annually.
Repurchase Agreements
— The Trust may engage in repurchase
agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Trust uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Trust could incur a loss due to a drop in the value of the security during the time it takes the Trust to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Trust may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the six months ended April 30, 2026, the
Trust participated in this type of investment.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Contingent Liabilities
—  In the event of adversary action
proceedings where the Trust is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 30, 2026, no contingent liabilities were reported.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date.  Realized gains or losses on sales are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust pays Thrivent a fee for
its advisory services. The annual rate of fees under the Investment
Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.
The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued by the
Adviser at any time.
Other Fees
— The Trust has entered into an administration and
accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain administrative and accounting personnel and services. The Trust pays an annual
fixed fee to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the six months ended April 30, 2026, Thrivent
Financial received aggregate fees for administrative and accounting personnel and services of $50,000 from the Trust.
The Trust has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency services necessary to the Trust.  These fees are accrued daily and paid monthly. For the six months ended April 30,
2026, Thrivent Investor Services received $2,500 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent Mutual Funds, except for Thrivent Money Market as it is not eligible for the deferral plan.
The value of each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, if any, is unsecured.
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Cash Management Trust
Repurchase Agreements 34,000,000 – 34,000,000 34,000,000 – – –

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2026
(unaudited)

Those trustees not participating in the above plan received
$5,422 in fees from the Trust during the six months ended April
30, 2026. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investor
Services and Thrivent Distributors, LLC.; however they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— The Trust may invest in
other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.
(4) SEGMENT REPORTING
In accordance with FASB Accounting Standards Update 2023-
07, Segment Reporting (Topic 280) - Improvements to Reportable
Segment Disclosures ("ASU 2023-07"), management evaluates
the business activities to determine the segment reporting needed for the Trust. The intent of ASU 2023-07 is to enable investors to better understand an entity's overall performance and to assess its potential future cash flows through improved segment disclosures.
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete
financial information available.
The Principal Officers of the Trust, consisting of the President as the Principal Executive Officer and the Treasurer as the Principal
Financial and Accounting Officer, jointly act as the Trust's CODMs.
Management has determined that the Trust is a single operating segment because the CODMs monitor the net increase or
decrease in net assets resulting from operations of the Trust as a whole and the Trust's long-term strategic asset allocation is pre-
determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Trust's portfolio managers as a team. As an investment company, the Trust primarily engages in investing in securities to generate a return on investment for shareholders. The financial information provided to and reviewed by the CODM is consistent with that presented in the Trust's Schedule of Investments, Statement of Changes in
Net Assets and Financial Highlights. Trust net assets are reflected on the accompanying Statement of Assets and Liabilities as
“Total Net Assets” and significant trust expenses are listed on the accompanying Statement of Operations.
(5) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from
GAAP.  To the extent that these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 30, 2026, the tax basis balance has not yet been determined.
(6) RELATED PARTY TRANSACTIONS
As of April 30, 2026, related parties held 100% of the outstanding shares of the Trust.  Subscription and redemption activity by concentrated accounts may have a significant effect on the
operation of the Trust.  In the case of a large redemption, the Trust may be forced to sell investments at inopportune times, resulting in additional losses for the Trust and a portfolio with a higher percentage of less liquid or illiquid securities.
(7) SUBSEQUENT EVENTS
Management of the Trust has evaluated the impact of subsequent events through the date the financial statements were issued, and has determined that no additional items require disclosure.
(8) PRINCIPAL RISKS
Investing in the Trust involves risks.  The following is an alphabetical list of principal risks associated with investing in the Trust.
Artificial Intelligence Risk
— The development and use of
artificial intelligence (“AI”) technologies, including generative AI, are expanding rapidly and may be employed by issuers in which the Portfolio invests, as well as by service providers that support the operations of the Portfolio. AI technologies rely on complex algorithms and large data sets, which may produce incomplete, inaccurate, or biased outcomes and lead to errors in decision making, reputational damage, legal or operational challenges, and investment losses affecting the Portfolio. The broader use of AI may also heighten market risks, including manipulation, fraud, and cyberattacks.
To the extent the Portfolio invests in companies that develop, implement, or are otherwise involved in AI technologies, the Portfolio may be impacted by risks affecting such companies. These risks may include small or limited markets for such securities, changes in business cycles, impediments to technological progress, rapid obsolescence, and government regulation. Securities of such
companies, especially smaller, start-up companies, tend to be more volatile than securities of larger, more established companies.
Rapid changes to AI technologies could have a material adverse effect on such company’s operating results. These companies are generally heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance that the steps taken by companies to protect

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2026
(unaudited)

their proprietary intellectual property rights in AI technologies will be sufficient to prevent the misappropriation of their technology or that competitors will not independently develop similar technologies.
Such companies may engage in significant amounts of spending on research and development, and there is no guarantee that
the products or services produced by these companies will be successful. AI technology could face increased regulatory scrutiny in the future, which may limit the development of AI technologies and impede the growth of companies that develop or use such
technologies.
The use of AI technologies and applicable laws and regulations continues to evolve. It is not possible to predict the full extent, impact, or risks of such use.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Trust is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Trust.
Cybersecurity Risk
— The Trust and its service providers may
be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Increased geopolitical tensions may increase the risk, scale, and sophistication of cyber-attacks. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, and transfer agents) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Trust’s ability to calculate its NAV, corrupting data or preventing parties from sharing information necessary for the Trust’s operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the Trust or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Trust may invest, which could result in material adverse consequences for such issuers and may cause the Trust’s investments in such companies to lose value. While the
Trust’s service providers have established business continuity and incident response plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Trust cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Trust or its shareholders. Although the
Trust attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Trust or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in the
Trust’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and the Trust and its shareholders may bear costs tied to these risks.
Government Securities Risk
— The Trust invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Trust may be subject to a greater risk of rising interest rates. A weak economy, strong equity markets, or changes by the Federal Reserve in its monetary policies may cause short-term interest rates to increase and affect the Trust’s ability to maintain a stable share price.
Investment Adviser Risk
— The Trust is actively managed and the
success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Trust invests. This assessment of potential Trust investments may prove incorrect, resulting in losses or poor performance, even in rising markets. Poor investments by the Adviser may cause the Trust to underperform relative to its benchmark or similar funds.
There is also no guarantee that the Adviser will be able to effectively implement the Trust’s investment objective.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Trust’s investments may move with these cycles and, in some instances, increase or

Thrivent Cash Management Trust
Notes to Financial Statements
April 30, 2026
(unaudited)

decrease more than the applicable market(s) as measured by
the Trust’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,
the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Money Market Fund Risk
— You could lose money by investing
in the Trust. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Trust is not a deposit or other obligation of Thrivent
Trust Company, Thrivent Bank, or any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.  The Trust’s sponsor is not required to reimburse the Trust for losses, and you should not expect that the sponsor will provide financial support to the Trust at any time, including during periods of market stress. While the Board may implement procedures to impose a discretionary liquidity fee upon the sale of your shares in the future, the Board has not elected to do so at this time. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Trust's policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
Other Funds Risk
— Because the Trust invests in other funds,
the performance of the Trust is dependent, in part, upon the performance of other funds in which the Trust may invest. As a result, the Trust is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that are borne by the Trust.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Trust. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Trust is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Trust’s interpretation of the application of certain regulations, may adversely affect the ability of the Trust to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Trust.
Repurchase Agreement Risk
— A repurchase agreement, or
repo, is a form of short-term borrowing that allows a dealer to sell securities to an investor, such as the Trust, and buy them back
(usually the next day) at a slightly higher price. If the seller of a repurchase agreement defaults or is otherwise unable to fulfill its obligations, the Trust may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.

Thrivent Cash Management Trust
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
CASH MANAGEMENT TRUST
Period Ended 4/30/2026
(unaudited)
$ 1.00 $ 0.02 $ 0.00 $ 0.02 $ (0.02) $ –
Year Ended 10/31/2025 1.00 0.04 0.00 0.04 (0.04) –
Year Ended 10/31/2024 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 10/31/2023 1.00 0.05 0.00 0.05 (0.05) –
Year Ended 10/31/2022 1.00 0.01 0.00 0.01 (0.01) 0.00
Year Ended 10/31/2021 1.00 0.00 0.00 – 0.00 0.00
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Cash Management Trust
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.02) $ 1.00 1.84% $ 410.1 0.05% 3.72% 0.10% 3.68% N/A
(0.04) 1.00 4.46% 514.6 0.05% 4.34% 0.09% 4.31% N/A
(0.05) 1.00 5.41% 443.4 0.05% 5.29% 0.09% 5.25% N/A
(0.05) 1.00 4.95% 361.0 0.05% 4.83% 0.09% 4.79% N/A
(0.01) 1.00 1.02% 466.1 0.05% 0.81% 0.08% 0.79% N/A
0.00 1.00 0.03% 554.0 0.05% 0.02% 0.08% 0.00% N/A

Changes in and Disagreements with Accountants
None during the reporting period.

Proxy Disclosures
None during the reporting period.

Remuneration Paid to Directors, Officers, and Others
The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Cash Management
Trust (the “Trust”), including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940
Act (the “Independent Trustees”), considered and voted unanimously to renew the existing advisory agreement, as amended
(the “Advisory Agreement”) between the Trust and Thrivent Financial for Lutherans (the “Adviser”).
In advance of the Meeting, the Adviser provided information to the Board in response to requests for information by independent legal counsel on behalf of the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement. In connection with its evaluation of the Advisory Agreement, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of the Trust;
3. The advisory fee and net operating expense ratio of the Trust compared to a peer group;
4. The cost of services provided and any profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Trust grows;
6. Whether fee levels reflect these economies of scale for the benefit of the Trust’s shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met six times in 2025 – February 25,
May 20, July 10, August 19, October 9 and November 18 – to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. During the annual contract renewal process, the Independent
Trustees requested, and the Adviser furnished, supplemental information for the Board’s consideration. The Independent
Trustees also retained the services of Management Practice LLC (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included statistical comparisons of the advisory fees, other fees and net operating expenses of the Trust in comparison to a peer group of comparable funds;
information with respect to services provided to the Trust and fees charged, including the effective advisory fee that takes into account fee waivers by the Adviser; asset and flow trends for the Trust; the Trust’s performance; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Trust.
The Board received information from the Adviser regarding the personnel providing services to the Trust, including investment management, compliance and administrative personnel. The Board also received reports from the Adviser with respect to the securities lending balances of the Trust and the revenue of the securities lending program, which in part is based on the performance of the Trust. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from the Adviser throughout the course of the year. The
Board also reviewed information from MPI, including an assessment of information relating to the Trust and the Advisory
Agreement.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without the Adviser present to consider the reapproval of the Advisory Agreement. As noted above, the Independent
Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, the Adviser presented information describing the services furnished to the Trust by the Adviser, transfer agent and administrator. During these meetings, the Adviser reported on the investment management, securities lending activity, and compliance services provided to the Trust. The Board considered information relating to the investment experience and qualifications of the portfolio manager of the Trust. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement.
The Board received reports about the Trust at each of its quarterly meetings. These reports gave the Board or one of its
Committees the opportunity to evaluate the abilities of the portfolio manager and other investment professionals and the quality of services they provide to the Trust. The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The Board noted that the
Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and that the Chairs of other Committees communicated with Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s Chief Compliance Officer follow up on additional questions or concerns that arise during quarterly meetings.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory
Agreement. The Adviser reviewed with the Board the Adviser’s continued investments in technology, personnel, compliance, and operations, and the Adviser’s oversight of other service providers to the Trust. The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Trust with quality service. The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Trust by the Adviser supported renewal of the Advisory Agreement.
Investment Performance
The Board considered whether the Trust has operated in accordance with its investment objectives, which include maximizing current income consistent with preservation of capital and liquidity. In this regard, the Board reviewed stress test reports and considered the Adviser’s opinion that, in its view, the Trust could withstand events that were reasonably likely to occur within the next twelve-month period. At each quarterly meeting, a member the Adviser’s senior investment team reviewed with the
Board the economic and market environment in connection with management of the Trust and other Thrivent fixed income funds.
The Board reviewed quarterly net revenues generated by securities lending activities for the benefit of other Thrivent funds, a portion of which is attributed to the performance of the Trust. The Board noted that the Trust is designed primarily for the investment and reinvestment of cash collateral on behalf of lenders participating in the Trust’s securities lending program.
While the Board considered safety of principal to be the primary goal, the Board reviewed information prepared by MPI comparing the Trust’s performance to its Morningstar peer group, the Morningstar Money Market (Taxable) Fund Category.
The Board noted that the Trust’s one-, three-, five- and ten-year performance was higher than its peer group median.

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing the Trust’s advisory fee with the advisory fees of a peer group selected by MPI based on similar investment objective and size. The Board also reviewed information provided by the
Adviser comparing the Trust’s advisory fee with the median advisory fee for the relevant Morningstar peer universe. The
Board noted that the Trust’s advisory fee was below the median of its MPI peer group and its Morningstar peer universe.
The Board also reviewed information prepared by MPI comparing the Trust’s net expense ratio with the expense ratio of its peer group of funds. The Board also reviewed information provided by the Adviser comparing the Trust’s net expense ratio with the median net expense ratio for the relevant Morningstar peer universe. The Board noted that the Trust’s net expense ratio was below the median of its MPI peer group and its Morningstar peer universe.
On the basis of its review, the Board concluded that the advisory fee charged under the Advisory Agreement was reasonable.
Cost of Services, Profitability and Economies of Scale
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Trust. The internal audit department of the Adviser (Business Risk Management)
conducted a review of the allocations and provided a report to the Board, which included an assessment of the reasonableness and consistency of the allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a fund-by-fund basis. The Board considered the expense reimbursements that were in effect. The Board considered the level of the Adviser’s profits with respect to all the Thrivent funds, including the Trust. Based on the data prepared by MPI and the expense and profit information provided by the Adviser, the Board concluded that the Adviser’s profitability was not excessive in light of the nature, extent and quality of services provided to the Trust.
The Board considered information regarding the extent to which economies of scale may be realized as the Trust’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements, and breakpoints. The Board also considered the Adviser’s views on whether, or to what extent, economies in the advisory function may be realized as the
Trust’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee waivers or reimbursements by the Adviser and/or a lower overall fee. The Board considered the advisory fee charged to the Trust and determined that the fee was acceptable even though the Adviser did not offer breakpoints or contractual waivers, in part because of its agreement to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. The Board also noted that the net asset level of the Trust varies depending on the securities lending activity of the other Thrivent funds.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible. Such benefits may include the ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, relationships with issuers or other market participants and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory
Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed in the Statement of Operations and as part of the Fees and Compensation Paid to Affiliates section of the Notes to Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Information is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees since the registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures

(a)           Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to semi-annual report.

(a)(2)     Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed: Not applicable.

(a)(3)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT filed herewith.

(a)(4)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(5)     Change in the registrant’s independent public accountant: Not applicable.

(b)           If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT filed herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  June 26, 2026                                                                       Thrivent Cash Management Trust

By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  June 26, 2026                                                                       By: /s/ Michael W. Kremenak
      Michael W. Kremenak
      President
      (principal executive officer)

Date:  June 26, 2026                                                                       By: /s/ Sarah L. Bergstrom
      Sarah L. Bergstrom
      Treasurer and Principal Accounting Officer
      (principal financial officer)